Risk Management Activities - Effect on Cash Flow Hedges (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	$ (9)	$ 136	$ 271
Other comprehensive income that will be reclassified to profit or loss, net of tax	(11)	82	78
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(57)	(138)	(105)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	16
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	(9)	163	304
Foreign exchange forwards on commodity contracts
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	0	(5)
Foreign exchange forwards on project hedges
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	(1)	(1)
Foreign exchange forwards on US debt
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	0	(2)
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	(26)	(25)
Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	0	0
Revenue | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(67)	(172)	(169)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Revenue | Foreign exchange forwards on commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0	(16)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	(15)
Property, plant, and equipment | Foreign exchange forwards on project hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Profit (Loss)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss			31
Fuel and purchased power | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0	44
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	31
Foreign exchange (gain) loss | Foreign exchange forwards on US debt
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	3	3	53
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Foreign exchange (gain) loss | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	24	(23)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Interest expense | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	7	7	6
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	$ 0	$ 0
Scenario, Forecast
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 68